Concentration of major customers and suppliers	12 Months Ended
Sep. 30, 2023
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 12 - Concentration of major customers and suppliers

For the year ended September 30, 2023, two major customers accounted for approximately 41% and 12% of the Company’s total sales, respectively. For the year ended September 30, 2022, two major customers accounted for approximately 31% and 16% of the Company’s total sales, respectively. For the year ended September 30, 2021, two major customers accounted for approximately 64% and 14% of the Company’s total sales, respectively. Any decrease in sales to this major customer may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of September 30, 2023, two major customers accounted for approximately 87% and 12% of the Company’s accounts receivable balance, respectively. As of September 30, 2022, two major customers accounted for approximately 65% and 34% of the Company’s accounts receivable balance, respectively.

For the year ended September 30, 2023, one major suppliers accounted for approximately 14% of the total purchases. For the year ended September 30, 2022, two major suppliers accounted for approximately 23% and 21% of the total purchases, respectively. For the year ended September 30, 2021, four major suppliers accounted for approximately 37%, 20%, 18% and 16% of the total purchases, respectively.

As of September 30, 2023, three major suppliers accounted for approximately 46%, 18% and 13% of the Company’s advances to suppliers’ balance. As of September 30, 2022, four major suppliers accounted for approximately 35%, 26%, 15% and 15% of the Company’s advances to suppliers’ balance.